Deposits - Summary of Maturity Schedule for Term Deposits (Detail) - Canada [member] - CAD ($) $ in Millions		Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024
Disclosure Of Deposits [line items]
Term deposit	[1]	$ 271,553	$ 282,543	$ 295,433
Within three months [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	49,249	59,432	64,521
Three to six months [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	36,829	29,100	37,062
Six to twelve months [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	58,671	63,418	59,273
One to 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	111,629	113,023	115,757
Over 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	$ 15,175	$ 17,570	$ 18,820

[1]	The majority of foreign term deposits are in excess of $100,000.